Short-term Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM LOANS

NOTE 15 – SHORT-TERM LOANS

Short-term loans consisted of the following:

	December 31, 2021	December 31, 2020
Changjiang Li Autonomous County Rural Credit Cooperative Association(“CCCA”) (1)	$-	$306,600
Hunyuan Rural Credit Cooperative Association (2)	784,500	766,500
Bank of Jiangsu (3)	784,500	766,500
Bank of Nanjing (4)	-	1,533,000
Huaxia Bank (5)	784,500	3,105,488
Total	$2,353,500	$6,478,088

(1)	In December 2019, REIT Construction entered into a bank loan agreement with CCCA to borrow approximately $0.3 million (RMB 2 million) as working capital for six months. The loan bears a fixed interest rate of 8.5% per annum and is guaranteed by REIT Changjiang. The Company has reached agreement with HHMC to extend the loan to December 31, 2021 subsequently. The loan was fully repaid on September 15, 2021.

(2)	On December 10, 2020, Datong Ruisheng entered into a bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $0.8 million (RMB5 million) as working capital loan for a term from December 10, 2020 to December 8, 2021. The loan bears a fixed interest rate of 6.109% per annum. The loan is guaranteed by Beijing REIT. The Company fully repaid the loan in December 2021. Subsequent to the repayment, the Company signed another bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow $0.8 million (RMB5 million) on December 6, 2021 for a year with a fixed interest rate of 7.3590%.

(3)	On March 18, 2020, Xinyi REIT entered into a new line of credit agreement with Bank of Jiangsu. The agreement allows Xinyi REIT to obtain loans up to RMB5 million for use as working capital between March 18, 2020 and March 15, 2021. Pursuant to the line of credit agreement, Xinyi REIT entered into four loans in total of approximately $0.7 million (RMB5 million), each at an annual interest rate of 4.55% with Bank of Jiangsu. The loan is guaranteed by Mr. Huizhen Hou and Mr. Dapeng Zhou. Meanwhile, Xinyi REIT also pledged land use right of 74,254.61 square meters with carrying value of RMB 9.9 million (approximately $1.9 million) as collateral to safeguard the loan. The loans were renewed with new mature dates in September 2021. On September 3, 2021, Xinyi REIT entered into a new line of credit agreement with Bank of Jiangsu. The agreement allows Xinyi REIT to obtain loans up to RMB5 million for use as working capital between September 3, 2021 and August 26, 2022. The Company signed another bank loan agreement with Bank of Jiangsu to borrow $0.8 million (RMB5 million) on September 3, 2021 for a year with a monthly interest rate of 4.55%.

(4)	In January and March 2020, Beijing REIT entered into two loan agreements with Nanjing Bank to borrow approximately $1.4 million (RMB10 million). The loans had a term of 12 months and bore a fixed interest rate of 5.22% per annum. The loans were guaranteed by Financing Guaranty and the CEO and principal shareholders of the Company. The two loans were renewed in November and December 2020 with new mature dates of November 25, 2021 and December 2, 2021. The loans were fully repaid in November and December 2021. On November 19, 2021, Beijing REIT entered into another loan agreement with Nanjing Bank to borrow approximately $0.8 million (RMB5 million). The loan had a term of 12 months and bore a fixed interest rate of 5.655% per annum. The loan was guaranteed by Financing Guaranty and the CEO and principal shareholders of the Company.

For the years ended December 31, 2021, 2020 and 2019, interest expense on all short-term loans amounted to $ 372,881, $473,845 and $609,097, respectively.